PROPERTY AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Property and equipment, gross	$ 98,834	$ 108,974
Less: Accumulated depreciation	(43,688)	(31,652)
Property and equipment, net	55,146	77,322
Computers
Property and equipment, gross	55,244	72,124
Office Equipment
Property and equipment, gross	$ 43,590	$ 36,850